Notes Payable and Other Debt - Details of Long-term Debt (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 50,133	$ 50,714	$ 51,802
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount	27,933	28,146	28,979
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	6,893	6,988	7,259
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	531	533	557
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount	5,970	5,970	6,117
Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount	7,635	7,728	8,001
Senior Debt Obligations
Debt Instrument [Line Items]
Debt instrument, outstanding amount		35,667	36,795
Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount	27,933	28,146	28,979
Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	6,893	6,988	7,259
Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	531	533	557
Bonds | Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount		5,970	6,117
Other Debt
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 1,171	$ 1,349	889
Newpoint Capital | The Pavilion Care Center | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Dec. 01, 2039	Dec. 01, 2039
Interest rate	3.97%	3.97%
Debt instrument, outstanding amount	$ 756	$ 765	801
Newpoint Capital | Hearth And Care Of Greenfield | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Aug. 01, 2050	Aug. 01, 2050
Interest rate	3.97%	3.97%
Debt instrument, outstanding amount	$ 1,857	$ 1,868	1,909
Newpoint Capital | Woodland Manor | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Nov. 01, 2052	Nov. 01, 2052
Interest rate	3.97%	3.97%
Debt instrument, outstanding amount	$ 4,775	$ 4,799	4,891
Newpoint Capital | Glenvue H&R | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Oct. 01, 2044	Oct. 01, 2044
Interest rate	3.75%	3.75%
Debt instrument, outstanding amount	$ 6,790	$ 6,849	7,077
Newpoint Capital | Georgetown Health | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Oct. 01, 2046	Oct. 01, 2046
Interest rate	2.98%	2.98%
Debt instrument, outstanding amount	$ 2,999	$ 3,023	3,120
KeyBank | Other Debt
Debt Instrument [Line Items]
Maturity date	Aug. 25, 2025	Aug. 25, 2025
Interest rate	0.00%	0.00%
Debt instrument, outstanding amount	$ 495	$ 495	495
KeyBank | Autumn Breeze | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Jan. 01, 2045	Jan. 01, 2045
Interest rate	3.65%	3.65%
Debt instrument, outstanding amount	$ 5,906	$ 5,956	6,154
KeyBank | Sumter Valley | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maturity date	Jan. 01, 2047	Jan. 01, 2047
Interest rate	3.70%	3.70%
Debt instrument, outstanding amount	$ 4,850	$ 4,886	5,027
Community Bank | Mountain Trace Rehab | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Maturity date	Dec. 24, 2036	Dec. 24, 2036
Effective interest rate (as a percent)	9.25%	10.25%
Debt instrument, outstanding amount	$ 3,373	$ 3,423	3,539
Basis spread	1.75%
Community Bank | Mountain Trace Rehab | Senior Debt Obligations | Senior debt - guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Basis spread		1.75%
Cadence Bank N A | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Maturity date	Jul. 27, 2036	Jul. 27, 2036
Effective interest rate (as a percent)	9.00%	10.00%
Debt instrument, outstanding amount	$ 3,520	$ 3,565	3,720
Basis spread	1.50%
Cadence Bank N A | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by USDA | Prime Rate
Debt Instrument [Line Items]
Basis spread		1.50%
Cadence Bank N A | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Maturity date	Jul. 27, 2036	Jul. 27, 2036
Effective interest rate (as a percent)	9.75%	10.75%
Debt instrument, outstanding amount	$ 531	$ 533	557
Basis spread	2.25%
Cadence Bank N A | Southland Healthcare | Senior Debt Obligations | Senior debt - guaranteed by SBA | Prime Rate
Debt Instrument [Line Items]
Basis spread		2.25%
City of Springfield | Eaglewood Care Center | Bonds | Bonds Series A
Debt Instrument [Line Items]
Maturity date	May 01, 2042	May 01, 2042
Interest rate	7.65%	7.65%
Debt instrument, outstanding amount	$ 5,970	$ 5,970	6,117
Exchange Bank Of Alabama | Coosa Valley Health Care
Debt Instrument [Line Items]
Maturity date	Oct. 10, 2026	Oct. 10, 2026
Effective interest rate (as a percent)	3.95%	3.95%
Exchange Bank Of Alabama | Coosa Valley Health Care | Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 4,525	$ 4,575	4,764
Exchange Bank Of Alabama | Meadowood Facility
Debt Instrument [Line Items]
Maturity date	Oct. 01, 2026	Oct. 01, 2026
Effective interest rate (as a percent)	4.50%	4.50%
Exchange Bank Of Alabama | Meadowood Facility | Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 3,110	$ 3,153	3,237
First Insurance Funding | Other Debt
Debt Instrument [Line Items]
Maturity date		Mar. 01, 2025
Interest rate	7.63%	3.65%
Debt instrument, outstanding amount	$ 106	$ 311	369
Exchange Bank | Other Debt
Debt Instrument [Line Items]
Maturity date	Nov. 10, 2025	Nov. 10, 2025
Interest rate	7.75%	7.75%
Debt instrument, outstanding amount	$ 495	$ 430
Cavalier Senior Living | Other Debt
Debt Instrument [Line Items]
Maturity date	Apr. 01, 2025	Apr. 01, 2025
Interest rate	6.00%	6.00%
Debt instrument, outstanding amount	$ 68	$ 104
Marlin Capital Solutions | Other Debt
Debt Instrument [Line Items]
Maturity date	Jun. 01, 2027	Jun. 01, 2027
Interest rate	5.00%	5.00%
Debt instrument, outstanding amount	$ 7	$ 9	$ 25